Debt Facilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about movement in debt facilities [Table Text Block]

	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2019	$136,607	$19,211	$155,818
Finance costs
Interest expense	2,984	763	3,747
Accretion	6,168	678	6,846
Proceeds from drawdown of revolving credit facility	—	10,000	10,000
Repayments of principal	—	(19,969)	(19,969)
Payments of finance costs	(2,934)	(800)	(3,734)
Balance at December 31, 2020	$142,825	$9,883	$152,708
Gross proceeds from debt financing	$230,000	$—	$230,000
Portion allocated to equity reserves from debt financing	(42,340)	—	($42,340)
Finance costs
Interest expense	2,846	537	3,383
Accretion	6,809	349	7,158
Proceeds from drawdown of revolving credit facility	—	30,000	30,000
Repayments of principal	(125,576)	(40,000)	(165,576)
Conversion of senior convertible notes to common shares	(23,230)	—	(23,230)
Transaction costs	(7,224)	(101)	(7,325)
Payments of finance costs	(2,932)	(612)	(3,544)
Balance at December 31, 2021	$181,178	$56	$181,234

Statements of Financial Position Presentation
Current portion of debt facilities	$1,092	$9,883	$10,975
Non—current portion of debt facilities	141,733	—	141,733
Balance at December 31, 2020	$142,825	$9,883	$152,708
Current portion of debt facilities	$69	$56	$125
Non—current portion of debt facilities	181,108	—	181,108
Balance at December 31, 2021	$181,178	$56	$181,234